Note 8 - Stockholders' Equity - Preferred Stock Summary (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, outstanding (in shares)	100	2,486
Preferred Stock	$ 76,095	$ 1,932,433
Series B Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	100	100
Preferred Stock	$ 76,095	$ 76,095
Series H Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	0	1,686
Preferred Stock		$ 1,156,338
Series I Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	0	700
Preferred Stock		$ 700,000